UNITED STATES
     SECURITIES AND EXCHANGE COMMISSION
     WASHINGTON, D.C. 20549


     FORM 13F

     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31,2008
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Wilson/Bennett Capital Management, Inc.
Address:   8270 Greensboro Drive, 4th floor
           Mclean, VA  22102
13F File Number: 28-5872

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James S. O'Donnell
Title: President
Phone: 703-584-6027

April 29, 2008  James S. O'Donnell    McLean, Virginia
[Date]              [Signature]    	   [City, State}


Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0

Form 13F Information Table Entry Total: 20
Form 13F Information Table Value Total: $18,810,732.80




List of Other Included Managers:
None


Security					Type	Quantity	Cusip		Value		Voting
3M CO COM					com	12,564		88579Y101	$994,464.37	sole
ALTRIA GROUP INC COM				com	11,445		02209S103	$254,072.56	sole
AMERICAN EXPRESS COMPANY			com	23,351		025816109	$1,020,908.82	sole
AMERICAN INTERNATIONAL GROUP INC		com	16,690		026874107	$721,845.44	sole
AT&T						com	26,683		00206R102	$1,021,969.28	sole
BANK OF AMERICA COM				com	29,420		060505104	$1,115,295.94	sole
CATERPILLAR INC					com	16,950		149123101	$1,327,024.50	sole
CHEVRON CORP COM				com	7,281		166764100	$621,511.03	sole
DU PONT E I DE NEMOURS & COMPANY		com	18,117		263534109	$847,160.32	sole
EXXON MOBIL CORP COM				com	15,169		30231G102	$1,282,999.77	sole
GENERAL ELECTRIC CO COM				com	33,098		369604103	$1,224,967.01	sole
HOME DEPOT INC COM				com	36,609		437076102	$1,023,963.74	sole
INTEL CORP COM					com	33,005		458140100	$699,045.90	sole
INTERNATIONAL BUSINESS MACHS CORP COM		com	10,727		459200101	$1,235,112.65	sole
JOHNSON & JOHNSON COM				com	17,818		478160104	$1,155,863.59	sole
JP MORGAN CHASE & CO COM ISIN#US46625H1005	com	24,710		46625H100	$1,061,304.64	sole
NOVARTISAG ADR ISIN #US66987V1098		com	10,608		66987v109	$543,447.84	sole
PHILIP MORRIS INTERNATIONAL			com	10,066		718172109	$509,138.28	sole
PROCTER & GAMBLE CO				com	19,391		742718109	$1,358,735.22	sole
UNITED PARCEL SVC INC CL B			com	10,845		911312106	$791,901.90	sole
